SHARE-BASED PAYMENTS - Stock Options - Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,558	1,558	485
Granted	51,086		1,093
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,558	1,558	1,558
SHARE-BASED PAYMENTS
Granted			$ 10,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 362.11	$ 362.11	$ 9,053
SHARE-BASED PAYMENTS
Share-based Compensation Arrangement by Share-based Option Exercisable	1,439	1,389	1,266
Share-based Compensation Arrangement by Weighted Average Exercise Price at December 31, 2021		$ 10,125	$ 8,975